Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets (liabilities)
Share issue costs	$ 868	$ 1,335
Allowable capital losses	40	123
Non-capital losses	21,735	15,027
Property & equipment	2,033	9,867
Lease liability	1,454	1,774
Goodwill	292	510
Investments	0	1,201
Deferred tax assets	26,422	29,837
Valuation allowance	(16,387)	(23,700)
Net deferred tax asset	10,035	6,137
Deferred tax assets (liabilities)
Property & equipment	(9,584)	(5,654)
Energy tax receivable	(494)	(494)
Digital currencies	(203)	(210)
Debt with accretion	(127)	(450)
Right of use asset	(1,305)	(1,744)
Lease liability	(1,180)	0
Derivative asset	(351)	0
Deferred tax assets	(13,244)	(8,552)
Deferred tax assets	10,035	6,137
Net deferred tax liability	$ (3,209)	$ (2,415)